Cover	Aug. 31, 2021	Aug. 25, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag		false
Document Period End Date		Aug. 25, 2021
Entity File Number		000-55760
Entity Registrant Name		PARKING REIT, INC.
Entity Central Index Key		0001642985
Entity Tax Identification Number		47-3945882
Entity Incorporation, State or Country Code		MD
Entity Address, Address Line One		9130 W. Post Rd.
Entity Address, Address Line Two		Suite 200
Entity Address, City or Town		Las Vegas
Entity Address, State or Province		NV
Entity Address, Postal Zip Code		89148
City Area Code		(702)
Local Phone Number		534-5577
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false